Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock, shares par value (in Dollars per share)
Common stock, shares Authorized	1,000,000,000	1,000,000,000
Common stock, shares Issued	251,756,047	146,471,680
Common stock, shares outstanding	251,756,047	146,471,680